Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of lease cost

	Year Ended March 31,
	2025	2024
Finance lease cost:
Amortization of lease assets (Note a)	$303	398
Interest on lease liabilities (Note b)	39	70
Operating lease cost (Note a)	3,376	2,795
Short-term and variable lease cost (Note a)	61	-
Total lease cost	$3,779	3,263

a)	Included in “cost of revenue” and “selling, general and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) / Income.
b)	Included in “interest income (expense), net” in the Consolidated Statements of Comprehensive (Loss) / Income.

Schedule of lease liabilities

	Operating	Finance	Total
Gross lease liabilities	$12,014	$279	$12,293
Less: imputed interest	1,988	48	2,036
Present value of lease liabilities	10,026	231	10,257
Less: current portion of lease liabilities	2,543	156	2,699
Total long-term lease liabilities	$7,483	$75	$7,558

Schedule of annual lease payments

	Operating	Finance
2026	$3,655	$199
2027	3,085	68
2028	2,522	12
2029	2,191	-
2030	561	-
Thereafter	-
Total lease payments	$12,014	$279
Less: Imputed interest	1,988	48
Total	$10,026	$231